Insurance service expenses and other expenditure - Share-based payment expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based payment expense charged to the income statement
Share-based compensation expense	$ 81	$ 104	$ 100
Share-based compensation expense accounted for as equity-settled	71	97	$ 94
Liabilities relating to awards which are settled in cash	$ 31	$ 27